Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	779,658,699.88	43,646
Yield Supplement Overcollateralization Amount 05/31/18	45,585,698.87	0
Receivables Balance 05/31/18	825,244,398.75	43,646
Principal Payments	28,245,071.25	912
Defaulted Receivables	2,223,226.71	103
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	43,380,545.44	0
Pool Balance at 06/30/18	751,395,555.35	42,631

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.95%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,792,856.88	749
Past Due 61-90 days	4,118,362.43	209
Past Due 91-120 days	551,079.90	37
Past Due 121+ days	0.00	0
Total	18,462,299.21	995

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,446,433.10
Aggregate Net Losses/(Gains) - June 2018	776,793.61
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.13%
Prior Net Losses Ratio	1.41%
Second Prior Net Losses Ratio	1.52%
Third Prior Net Losses Ratio	2.03%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.21%

Overcollateralization Target Amount	33,812,799.99
Actual Overcollateralization	33,812,799.99
Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	6.83%
Weighted Average Remaining Term	51.85

Flow of Funds	$ Amount

Collections	32,466,753.65
Investment Earnings on Cash Accounts	48,478.75
Servicing Fee	(687,703.67)
Transfer to Collection Account	0.00
Available Funds	31,827,528.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,132,167.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,991,303.03
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,635,236.70

Total Distributions of Available Funds	31,827,528.73

Servicing Fee	687,703.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 06/15/18	744,574,058.39
Principal Paid	26,991,303.03
Note Balance @ 07/16/18	717,582,755.36

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2a
Note Balance @ 06/15/18	137,671,182.81
Principal Paid	19,648,081.52
Note Balance @ 07/16/18	118,023,101.29
Note Factor @ 07/16/18	34.0615011%

Class A-2b
Note Balance @ 06/15/18	51,452,875.58
Principal Paid	7,343,221.51
Note Balance @ 07/16/18	44,109,654.07
Note Factor @ 07/16/18	34.0615089%

Class A-3
Note Balance @ 06/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	426,000,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-4
Note Balance @ 06/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	94,750,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	34,700,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,200,989.00
Total Principal Paid	26,991,303.03
Total Paid	28,192,292.03

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	172,088.98
Principal Paid	19,648,081.52
Total Paid to A-2a Holders	19,820,170.50

Class A-2b
One-Month Libor	2.07325%
Coupon	2.21325%
Interest Paid	98,061.68
Principal Paid	7,343,221.51
Total Paid to A-2b Holders	7,441,283.19

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9558590
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4821943
Total Distribution Amount	22.4380533

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4966493
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.7044200
Total A-2a Distribution Amount	57.2010693

A-2b Interest Distribution Amount	0.7572331
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.7044132
Total A-2b Distribution Amount	57.4616463

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	3,213,436.41
Investment Earnings	4,560.76
Investment Earnings Paid	(4,560.76)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41